EQUITY - Consolidated statements of comprehensive income (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow for hedge
Gross Balance	$ 19,166,716	$ 52,472,352	$ (155,206,655)
Tax	(6,978,956)	(14,183,004)	42,276,806
Net Balance	12,187,760	38,289,348	(112,929,849)
Exchange rate translation differences
Gross Balance	(71,165,622)	(98,844,581)	(78,009,918)
Tax	29,114,514	37,650,601	23,777,899
Net Balance	(42,051,108)	(61,193,980)	(54,232,019)
Benefit relate to defined benefit plans
Gross Balance	(2,865,423)	2,381,650	(3,960,084)
Tax	773,664	(643,045)	1,069,223
Net Balance	(2,091,759)	1,738,605	(2,890,861)
Total Comprehensive income
Gross Balance	(54,864,329)	(43,990,579)	(237,176,657)
Tax	22,909,222	22,824,552	67,123,928
Other comprehensive income, total	$ (31,955,107)	$ (21,166,027)	$ (170,052,729)